Property and Equipment - Summary of Change in Property and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment beginning balance	₩ 1,498	₩ 946	₩ 478
Adjustment from the introduction of IFRS 16	4,254
Acquisitions	3,722	1,141	899
Depreciation	(2,748)	(545)	(375)
Disposals	(75)	(59)	(38)
Foreign exchange differences	12	15	(18)
Property, plant and equipment ending balance	6,663	1,498	946
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Adjustment from the introduction of IFRS 16	4,453
Acquisitions	2,637
Depreciation	(2,135)
Disposals	(15)
Foreign exchange differences	6
Property, plant and equipment ending balance	4,946
Computer and Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment beginning balance	888	654	231
Adjustment from the introduction of IFRS 16	(199)
Acquisitions	711	550	617
Depreciation	(344)	(297)	(174)
Disposals		(32)
Foreign exchange differences	1	13	(20)
Property, plant and equipment ending balance	1,057	888	654
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment beginning balance	484	165	103
Acquisitions	211	472	165
Depreciation	(198)	(133)	(103)
Disposals	(58)	(22)	(1)
Foreign exchange differences	4	2	1
Property, plant and equipment ending balance	443	484	165
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment beginning balance	126	127	144
Acquisitions	163	119	117
Depreciation	(71)	(115)	(98)
Disposals	(2)	(5)	(37)
Foreign exchange differences	1		1
Property, plant and equipment ending balance	₩ 217	₩ 126	₩ 127